DEBENTURES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-convertible debentures (b)	$ 15,735	$ 46,718
Less - current maturities of debentures	(15,735)	(31,472)
Total	$ 0	$ 15,246
Non Convertible Debenture [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.15%